SUBSEQUENT EVENTS (Details) ¥ in Thousands		1 Months Ended			9 Months Ended
	Dec. 04, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) item	Nov. 30, 2019 CNY (¥) director item	Oct. 31, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
SUBSEQUENT EVENTS
Cash consideration					¥ 342,949
Subsequent Events | Facility Agreement with a third party bank
SUBSEQUENT EVENTS
Financing credit facilities				¥ 266,000
Loan drew down	¥ 124,550
Subsequent Events | Facility Agreement with a third party bank | Loan Prime Rate | Maximum
SUBSEQUENT EVENTS
Interest rate (percentage plus Loan Prime Rate)				1.90%
Subsequent Events | Facility Agreement with a third party bank | Loan Prime Rate | Minimum
SUBSEQUENT EVENTS
Interest rate (percentage plus Loan Prime Rate)				1.25%
Subsequent Events | Amendment facility agreement with third party banks
SUBSEQUENT EVENTS
Financing credit facilities			¥ 193,000
Subsequent Events | Amendment facility agreement with third party banks | Loan Prime Rate
SUBSEQUENT EVENTS
Interest rate (percentage plus Loan Prime Rate)			1.325%
Subsequent Events | Data Center (Huizhou 1) in Huizhou, Guangdong Province, China
SUBSEQUENT EVENTS
Aggregate purchase price under asset acquisition			¥ 18,000
Contingent consideration under asset acquisition			6,000
Subsequent Events | Land use rights in Kunshan
SUBSEQUENT EVENTS
Aggregate purchase price under asset acquisition			¥ 70,000
Number of parcels of land with land use right | item			2
Subsequent Events | GDS Beijing and GDS Shanghai
SUBSEQUENT EVENTS
Transfer of equity interest approved (as a percent)			100.00%
Number of replacement directors for the board | director			3
Subsequent Events | Guangzhou 6 | Data Center (Guangzhou 6) in Guangzhou, China
SUBSEQUENT EVENTS
Aggregate purchase price				¥ 436,338
Contingent consideration				¥ 246,272
Subsequent Events | Beijing 10, 11 and 12
SUBSEQUENT EVENTS
Cash consideration		¥ 785,105
Contingent consideration		¥ 185,000
Number of data centers owned by the target companies | item		3